Common shares, preferred shares and other equity instruments - Schedule of Preferred Shares (Parenthetical) (Detail) - CAD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Dec. 02, 2024	Jan. 29, 2024	Nov. 28, 2023	Oct. 31, 2024
Disclosure of classes of share capital [line items]
Dividend date of payment	Jan. 29, 2025
Dividend record date	Jan. 07, 2025
Series 40 preferred stock [member]
Disclosure of classes of share capital [line items]
Value of preferred shares redeemed		$ 300
Dividends rate reset period		5-Year
Shares issued price per share		$ 25
Date of declaration of dividend			Nov. 28, 2023
Dividends payable nature			quarterly
Initial dividend			$ 0.303125
Dividend date of payment				Jan. 29, 2024
Dividend record date				Jan. 03, 2024